CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss before non-controlling interests	$ (51,750)	$ (27,335)	$ (24,637)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10,048	9,381	1,927
Share-based compensation	3,400	3,196	4,264
Impairment of investment in affiliated companies	9,387	850
Impairment of intangible assets	123	1,319
Decrease in accrued interest, amortization of premium and accretion to discount and gain from sale of marketable securities	1,565	716	1,578
Gain on investments in affiliated companies as a result of business combination			(562)
Bargain purchase price related to acquisition of subsidiary		(8,525)
Revaluation of contingent liability related to acquisition of subsidiary, net (Note 1g and j)	(8,830)	1,625
Deferred income taxes, net	(179)	(3,339)	1,549
Decrease (increase) in trade receivables, net	(2,833)	2,445	18,879
Decrease (increase) in other accounts receivable and prepaid expenses	(984)	9,667	64
Decrease (increase) in inventories	(8,581)	13,180	4,320
Increase (decrease) in trade payables	4,467	4,201	(5,039)
Decrease in long and short-term deferred revenues	(3,852)	(3,770)	(3,608)
Increase (decrease) in warranty accruals	(299)	199	(4)
Increase (decrease) in other accounts payable and accrued expenses	3,340	(6,187)	167
Others	281	255	157
Net cash used in operating activities	(44,697)	(2,122)	(945)
Cash flows from investing activities:
Investment in short-term deposits, net	(22,579)	(192)	(1,000)
Maturities of held-to-maturity marketable securities		460
Purchase of available-for-sale marketable securities	(83,584)	(186,414)	(294,345)
Proceeds from sale of available-for-sale marketable securities	54,417	35,992	127,014
Redemption of available-for-sale marketable securities	94,195	177,689	129,721
Investments in affiliated and other companies		(9,169)	(750)
Purchase of property and equipment	(2,116)	(887)	(487)
Net cash received (paid) in acquisition of subsidiaries (a)		21,427	(7,729)
Others	326	(93)	(22)
Net cash provided by (used in) investing activities	40,659	38,813	(47,598)
Cash flows from financing activities:
Acquisition of shares held by non-controlling shareholders of subsidiaries	(571)
Exercise of stock options and RSU's	4,054	1,932	549
Repayment of short-term bank credit, net	(1,655)
Net cash provided by financing activities	1,828	1,932	549
Translation adjustments on cash and cash equivalents	708	826
Increase (decrease) in cash and cash equivalents	(1,502)	39,449	(47,994)
Cash and cash equivalents at the beginning of the year	63,821	24,372	72,366
Cash and cash equivalents at the end of the year	62,319	63,821	24,372
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,563	491	625
Supplemental disclosure of non-cash financing and investing activities:
Purchase of property and equipment on credit		113
Reclassification of property and equipment to inventory			(252)
Investment in affiliated company	3,200
Consideration:
Cash		430	8,658
Fair value of Syneron's interest held before the business combination			4,487
Fair value of Syneron's equity instruments issued upon acquisition		73,024
Total consideration		73,454	13,145
Identifiable assets acquired and liabilities assumed:
Cash acquired		21,857	929
Current assets		73,045
Non current assets		5,201
In process research and development		510	983
Intangible assets		26,423	15,405
Deferred tax assets (liabilities)		8,635	(5,236)
Liabilities assumed		(54,607)	(142)
Others		100	400
Contingent consideration		(2,409)	(7,331)
Non-controlling interests in the subsidiary		(245)	(4,151)
Goodwill (bargain purchase price)		(5,056)	12,288
Total assets acquired and liabilities assumed		73,454	13,145
Net cash paid (received) in acquisitions		$ (21,427)	$ 7,729